Revenues (Tables)	12 Months Ended
Jun. 30, 2024
Revenues
Schedule of revenues
	06.30.2024	06.30.2023	06.30.2022
Base rent	101,624	94,763	80,313
Contingent rent	61,959	71,956	66,449
Admission rights	17,228	14,799	11,190
Parking fees	8,429	7,779	4,616
Commissions	5,665	4,399	3,310
Property management fees	1,716	1,696	1,855
Others	2,000	1,840	1,194
Averaging of scheduled rent escalation	2,022	(23)	(4,270)
Rentals and services income	200,643	197,209	164,657
Revenue from hotels operation and tourism services	61,548	55,585	34,427
Sale of trading properties	6,906	14,146	4,043
Total revenues from sales, rentals and services	269,097	266,940	203,127
Expenses and collective promotion fund	59,449	64,781	53,853
Total revenues from expenses and collective promotion funds	59,449	64,781	53,853
Total Group’s revenues	328,546	331,721	256,980